Lease (Details - Right-of-use asset and lease) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Operating lease cost	$ 190,068	$ 85,992
Short-term lease cost	86,131	75,252
Variable lease cost	21,156	22,125
Total lease cost	$ 297,355	$ 183,369